Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 898	$ 873
Adjustments to reconcile to net cash flows provided by operating activities:
Depreciation and amortization	722	663
Deferred income taxes and amortization of investment tax credits	356	104
Provision for losses on accounts receivable	39	36
Pension and non-pension postretirement benefits	(5)	1
Other non-cash, net	(54)	(6)
Changes in assets and liabilities:
Receivables and unbilled revenues	(57)	(201)
Income tax receivable	(84)	22
Pension contributions	(33)	(33)
Accounts payable and accrued liabilities	(46)	(2)
Accrued taxes	(18)	4
Other assets and liabilities, net	(83)	(65)
Net cash provided by operating activities	1,635	1,396
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(2,407)	(2,078)
Acquisitions, net of cash acquired	(391)	(22)
Proceeds from secured seller promissory note from the sale of the Homeowner Services Group	795	0
Removal costs from property, plant and equipment retirements, net	(138)	(120)
Purchases of available-for-sale fixed-income securities	0	(43)
Proceeds from sales and maturities of available-for-sale fixed-income securities	36	84
Net cash used in investing activities	(2,105)	(2,179)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt, net of discount	1,847	1,776
Repayments of long-term debt	(1,229)	(623)
Proceeds from the issuance of common stock	476	0
Net short-term (repayments) borrowings with original maturities less than three months	(139)	126
Advances and contributions in aid of construction, net of refunds of $24 and $25 for the nine months ended September 30, 2026 and 2025, respectively	56	60
Debt issuance costs	(12)	(17)
Dividends paid	(514)	(472)
Other, net	1	2
Net cash provided by financing activities	486	852
Net increase in cash, cash equivalents and restricted funds	16	69
Cash, cash equivalents and restricted funds at beginning of period	139	140
Cash, cash equivalents and restricted funds at end of period	155	209
Non-cash investing and financing activity
Capital expenditures acquired on account but unpaid as of the end of period	273	331
Acquisition financed by treasury stock	46	7
Settlements of long-term debt	$ 0	$ 27